Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 384,000,000	$ 373,000,000	$ 377,000,000
Adjustments to reconcile net income to total net cash provided by operating activities:
Net gain on disposal of operations, fixed and intangible assets and gain on remeasurement of previously held equity interest	(90,000,000)	(17,000,000)	(7,000,000)
Depreciation expense	95,000,000	92,000,000	94,000,000
Amortization of intangible assets	76,000,000	54,000,000	55,000,000
Amortization of cash retention awards	11,000,000	10,000,000	6,000,000
Net periodic benefit of defined benefit pension plans	(78,000,000)	(17,000,000)	(4,000,000)
Provision for doubtful accounts	5,000,000	4,000,000	3,000,000
Provision for deferred income taxes	(99,000,000)	66,000,000	39,000,000
Gain on derivative instruments	(6,000,000)	(12,000,000)	18,000,000
Excess tax benefits from share-based payment arrangements	(7,000,000)	(5,000,000)	(2,000,000)
Share-based compensation	64,000,000	52,000,000	42,000,000
Tender premium included in loss on extinguishment of debt	0	0	65,000,000
Undistributed earnings of associates	(6,000,000)	(9,000,000)	8,000,000
Effect of exchange rate changes on net income	73,000,000	39,000,000	(4,000,000)
Changes in operating assets and liabilities, net of effects from purchase of subsidiaries:
Accounts receivable	(155,000,000)	(66,000,000)	(116,000,000)
Fiduciary assets	(508,000,000)	(887,000,000)	804,000,000
Fiduciary liabilities	508,000,000	887,000,000	(804,000,000)
Cash incentives paid	(439,000,000)	(401,000,000)	(346,000,000)
Funding of defined benefit pension plans	(118,000,000)	(122,000,000)	(150,000,000)
Other assets	(5,000,000)	16,000,000	14,000,000
Other liabilities	495,000,000	432,000,000	445,000,000
Movement on provisions	43,000,000	(12,000,000)	24,000,000
Total net cash provided by operating activities	243,000,000	477,000,000	561,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	13,000,000	6,000,000	12,000,000
Additions to fixed assets	(146,000,000)	(113,000,000)	(112,000,000)
Additions to intangible assets	(12,000,000)	(4,000,000)	(7,000,000)
Acquisitions of operations, net of cash acquired	(845,000,000)	(241,000,000)	(30,000,000)
Payments to acquire (proceeds from sale of) other investments, net of distributions received	3,000,000	(10,000,000)	(3,000,000)
Proceeds from sale of operations, net of cash disposed	44,000,000	86,000,000	20,000,000
Net cash (used in) provided by continuing investing activities	(943,000,000)	(276,000,000)	(120,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from drawdown of revolving credit facility	469,000,000	0	0
Senior notes issued	0	0	522,000,000
Debt issuance costs	(5,000,000)	(3,000,000)	(8,000,000)
Repayments of debt	(166,000,000)	(15,000,000)	(536,000,000)
Repayments of debt	0	0	(65,000,000)
Proceeds from issue of other debt	592,000,000	0	0
Repurchase of shares	(82,000,000)	(213,000,000)	0
Proceeds from issue of shares	124,000,000	134,000,000	155,000,000
Excess tax benefits from share-based payment arrangements	7,000,000	5,000,000	2,000,000
Dividends paid	(277,000,000)	(210,000,000)	(193,000,000)
Acquisition of noncontrolling interests	(5,000,000)	(4,000,000)	(4,000,000)
Dividends paid to noncontrolling interests	(16,000,000)	(17,000,000)	(10,000,000)
Net cash provided by (used in) financing activities	641,000,000	(323,000,000)	(137,000,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(59,000,000)	(122,000,000)	304,000,000
Effect of exchange rate changes on cash and cash equivalents	(44,000,000)	(39,000,000)	(8,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	635,000,000	796,000,000	500,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 532,000,000	$ 635,000,000	$ 796,000,000